UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21188
PIMCO California Municipal Income
Fund III
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: September 30, 2010
Date of reporting period: March 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund III
PIMCO California Municipal Income Fund III
PIMCO New York Municipal Income Fund III

Semi-Annual Report
March 31, 2010

Contents

Letter to Shareholders	1
Fund Insights/Performance & Statistics	3-5
Schedules of Investments	6-21
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24-25
Statements of Cash Flows	26-27
Notes to Financial Statements	28-35
Financial Highlights	36-38
Annual Shareholder Meeting Results/ Proxy Voting Policies & Procedures	39

PIMCO Municipal Income Funds III Letter to Shareholders
May 14, 2010

Dear Shareholder:

Please find enclosed the semi-annual report for the PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (the “Funds”) for the fiscal six-month period ended March 31, 2010 (“the period”).

The U.S. bond market delivered relatively flat returns during the period. Municipal and high-quality corporate bonds outperformed U.S. government-issued securities as signs of economic recovery prompted investors to favor less-defensive, higher-yielding securities. In this environment, the Barclays Capital Municipal Bond Index returned a tax-advantaged 0.28% for the period, outperforming U.S. Treasury Bonds, which returned, on average, -2.01%. The broad, taxable bond market, as represented by the Barclays Capital U.S. Aggregate Index, advanced 1.99% for the reporting period.

The U.S. Federal Reserve (the “Fed”) continued its accommodative monetary policy during the period, holding the benchmark rate on loans between member banks at the historic low target-rate of 0% to 0.25%. The Fed announced that it was concluding purchases of approximately $1.25 trillion of Agency mortgage-backed securities and about $175 billion of Agency debt from banks, a policy intended to add to the supply of cash available for lending. Noting that bank lending continues to contract, the Fed stated that it would monitor conditions and employ the policy tools necessary for economic recovery and price stability.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 1

(This page intentionally left blank)

2 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Funds III Fund Insights
March 31, 2010 (unaudited)

•	For the fiscal six-month period ended March 31, 2010, PIMCO Municipal Income Fund III declined 0.72% on net asset value (“NAV”) and returned 0.62% on market price, compared to a decrease of 0.49% and a rise of 4.59%, respectively, for the Lipper Analytical General Municipal Debt Funds (Leveraged) average.

•	For the fiscal six-month period ended March 31, 2010, PIMCO California Municipal Income Fund III declined 2.24% on NAV and 4.52% on market price, compared to declines of 0.74% and 0.15%, respectively, for the Lipper Analytical California Municipal Debt Funds average.

•	For the fiscal six-month period ended March 31, 2010, PIMCO New York Municipal Income Fund III advanced 1.45% on NAV and declined 0.15% on market price, compared to increases of 1.18% and 2.42%, respectively, for the Lipper Analytical New York Municipal Debt Funds average.

•	High-quality municipal bond yields moved higher across the curve during the period, which was in line with Treasury yields.

•	Municipal-to-U.S. Treasury yield ratio movement was mixed across the curve. The 10-year ratio increased to 80.72% and the 30-year ratio decreased to 88%; still at or below historical normal levels.

•	Tobacco securitization exposure contributed to returns during the six-month period, as the sector posted positive performance with investors looking for higher yields in lower quality sectors helping this sector to outperform.

•	Exposures to corporate backed municipals detracted from performance as the sector underperformed, while exposure to the water & sewer sector was also negative for performance.

•	Significant exposure to the health care sector benefitted returns, as the sector outperformed the general municipal market during the period.

•	Exposure to longer maturity zero-coupon municipals detracted from returns, as the longer durations of these bonds led to underperformance due to the upward movement in yields. The Barclay’s Capital Zero Coupon Index declined 2.52% for the fiscal six-month period.

Municipal III:

•	The municipal yield curve was slightly steeper as investors continued to step out of money market securities, moving slightly further out on the curve, which helped minimize the yield movement higher into shorter maturities. The 30-year maturity AAA General Obligation yields increased 36 basis points while the 2-year yield increased 15 basis points during the same period. Significant exposure in longer maturity municipals detracted from performance, as this portion of the curve underperformed due to its longer duration.

•	Long municipals slightly outperformed the broader long-taxable market as the Barclays Capital Long Municipal Bond Index declined 0.43%, while the Barclays Capital Long Government/Credit and the Barclays Capital Long US Treasury Indices declined 1.13% and 4.46%, respectively.

•	For 2009, municipal bond issuance exceeded $400 billion. During the first quarter of 2010, issuance kept pace lead by significant Build America Bond issuance, as issuers took advantage of the interest cost subsidy.

California Municipal Income III:

•	Municipal bonds within California underperformed the national index decreasing 0.55% versus a rise of 0.28% for the Municipal Bond index during the reporting period. The state continued to experience volatility due to the uncertainty related to their budget deficit situation. In 2009 California led all other states with over $72 billion in total issuance. It continued to lead through the first quarter of 2010 with in excess of $15 billion in total issuance.

•	Long California municipals underperformed the long national index decreasing 2.28% versus 0.43% during the six-month period. The California municipal curve steepened notably with 30-year yields increasing 60 basis points, while two-year yields increased only 10 basis points. Significant exposure to longer maturities detracted from performance, as longer durations underperformed.

New York Municipal III:

•	Municipal bonds within New York outperformed the municipal bond index during the period, returning 0.59% versus 0.28%. In 2009, issuers in New York State issued $44 billion in bonds ranking it second in the U.S. For the first quarter of 2010, New York’s issuance has been rather low at $7 billion.

•	Long New York municipals outperformed the long municipal bond index during the period, returning 0.52% versus -0.43%. The New York yield curve steepened during the period, with 30-year yields increasing by 38 basis points while two-year yields decreased by 1 basis point. New York municipal funds also had significant positions in the longer portions of the curve, which benefitted performance as the longer maturity holdings outperformed in New York.

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO Municipal Income Funds III Performance & Statistics
March 31, 2010 (unaudited)
Municipal III:

Total Return(1):	Market Price	NAV

Six Month	0.62%	(0.72)%

1 Year	36.68%	34.92%

5 Year	1.52%	(1.24)%

Commencement of Operations (10/31/02) to 3/31/10	2.57%	1.61%

Market Price/NAV Performance:
Commencement of Operations (10/31/02) to 3/31/10

Market Price/NAV:

Market Price	$10.90

NAV	$9.66

Premium to NAV	12.84%

Market Price Yield (2)	7.71%

Moody’s Ratings
(as a % of total investments)

California Municipal III:

Total Return(1):	Market Price	NAV

Six Month	(4.52)%	(2.24)%

1 Year	29.57%	31.96%

5 Year	(1.86)%	(2.94)%

Commencement of Operations (10/31/02) to 3/31/10	0.06%	0.35%

Market Price/NAV Performance:
Commencement of Operations (10/31/02) to 3/31/10

Market Price/NAV:

Market Price	$9.20

NAV	$8.97

Premium to NAV	2.56%

Market Price Yield (2)	7.83%

Moody’s Ratings
(as a % of total investments)

4 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Funds III Performance & Statistics
March 31, 2010 (unaudited) (continued)

New York Municipal III:

Total Return(1):	Market Price	NAV

Six Month	(0.15)%	1.45%

1 Year	27.03%	23.77%

5 Year	(2.32)%	(4.45)%

Commencement of Operations (10/31/02) to 3/31/10	(0.26)%	(0.31)%

Market Price/NAV Performance:
Commencement of Operations (10/31/02) to 3/31/10

Market Price/NAV:

Market Price	$9.30

NAV	$8.91

Premium to NAV	4.38%

Market Price Yield (2)	6.77%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for the Funds’ shares, or changes in the Funds’ dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market on a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at March 31, 2010.

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

MUNICIPAL BONDS & NOTES–97.4%
	Alabama–1.1%
$5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$4,312,100
500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)	Aa3/AAA	538,610
1,500	Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27	Baa3/NR	1,438,350

			6,289,060

	Alaska–1.2%
	Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,922,659
1,000	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	1,006,560
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,958,518

			6,887,737

	Arizona–5.0%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	NR/A+	1,211,938
900	5.50%, 1/1/38, Ser. D	NR/A+	915,795
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,701,450
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Palo Verde Project, 5.05%, 5/1/29, Ser. A (AMBAC)	Baa2/BBB−	1,414,065
13,000	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39 (i)	Aa2/AA	12,609,870
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	Aa1/AA	5,215,300
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	4,839,968

			27,908,386

	California–6.1%
2,500	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,658,175
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39	Baa2/NR	1,288,988
	State, GO,
250	5.00%, 11/1/37	Baa1/A−	231,355
5,300	5.00%, 12/1/37	Baa1/A−	4,975,322
6,000	6.00%, 4/1/38	Baa1/A−	6,323,460
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB−	981,510
2,800	Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	2,355,080
	Methodist Hospital Project (FHA),
2,900	6.625%, 8/1/29	Aa2/AA	3,291,355
10,300	6.75%, 2/1/38	Aa2/AA	11,620,563

			33,725,808

6 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Colorado–2.9%
$9,955	Colorado Springs Utilities Rev., 5.00%, 11/15/30, Ser. B (i)	Aa2/AA	$10,241,107
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	342,315
500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A−	501,855
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(c)	NR/BB	1,040,160
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	553,805
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/NR	3,415,480

			16,094,722

	Connecticut–0.2%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	NR/NR	1,286,050

	Delaware–0.4%
2,000	State Economic Dev. Auth. Rev., Delmarva Power & Light Co., 5.40%, 2/1/31 (d)	Baa2/BBB	2,017,160

	District of Columbia–1.9%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (i)	Aa3/AA	10,735,300

	Florida–5.1%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	A3/A−	3,163,250
500	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	517,460
4,500	Broward Cnty. Water & Sewer Rev., 5.257%, 10/1/34, Ser. A (i)	Aa3/AA	4,668,345
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	A3/NR	2,393,750
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment, 5.00%, 5/1/29 (NPFGC)	Baa1/A	1,402,939
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A−	1,012,520
3,895	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45	NR/NR	2,917,978
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	Aa1/AAA	4,320,918
6,900	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	7,857,582

			28,254,742

	Georgia–0.3%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	NR/NR	1,159,568
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	314,504

			1,474,072

	Idaho–1.2%
	State Building Auth. Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	WR/AA−	1,009,360
5,750	5.00%, 9/1/43	WR/AA−	5,782,085

			6,791,445

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Illinois–8.0%
$500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC-NPFGC)	A1/AA−	$179,770
	Chicago, GO,
720	5.00%, 1/1/31, Ser. A (NPFGC)	Aa3/AA−	732,276
5,000	5.00%, 1/1/34, Ser. C (i)	Aa3/AA−	5,027,750
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	A1/AA+	7,076,510
	Finance Auth. Rev.,
1,175	Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	1,171,874
	Leafs Hockey Club Project, Ser. A (b)(e),
1,000	5.875%, 3/1/27	NR/NR	250,060
625	6.00%, 3/1/37	NR/NR	156,206
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A2/A	446,356
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	A2/A−	12,554,966
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	NR/BBB+	990,490
	Univ. of Chicago,
4,780	5.00%, 7/1/33, Ser. A	Aa1/AA	4,887,024
165	5.25%, 7/1/41, Ser. A	Aa1/AA	167,769
5,000	5.50%, 7/1/37, Ser. B (i)	Aa1/AA	5,521,550
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA−	5,323,250

			44,485,851

	Indiana–1.2%
3,500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	A2/NR	3,473,680
1,375	Fort Wayne Pollution Control Rev., General Motors Corp. Project, 6.20%, 10/15/25 (e)	WR/NR	440,000
1,000	Plainfield Parks Facs. Corp. Rev., 5.00%, 1/15/22 (AMBAC)	WR/A+	1,011,960
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	NR/BBB+	924,810
775	5.00%, 1/15/27	NR/BBB+	690,664

			6,541,114

	Iowa–1.8%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	NR/NR	88,642
575	5.50%, 11/15/37	NR/NR	389,712
11,010	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	9,314,790

			9,793,144

	Kentucky–1.0%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,075,660
1,300	5.625%, 8/15/27	Aa3/NR	1,397,253

8 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Kentucky (continued)
$1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA−	$1,005,540
2,000	Owensboro Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,990,500

			5,468,953

	Louisiana–1.0%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., Woman’s Hospital Foundation, Ser. A,
1,500	5.875%, 10/1/40	A3/BBB+	1,447,485
1,000	6.00%, 10/1/44	A3/BBB+	980,020
1,700	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 5.50%, 5/15/47, Ser. B	Baa1/NR	1,507,815
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,486,923

			5,422,243

	Maryland–0.5%
1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	1,017,610
1,500	Health & Higher Educational Facs. Auth. Rev., Calvert Health System, 5.50%, 7/1/36	A2/NR	1,521,900

			2,539,510

	Massachusetts–1.3%
750	Dev. Finance Agcy. Rev., Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	546,982
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,923,552
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa3/AA−	1,727,920

			7,198,454

	Michigan–14.7%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	362,690
1,500	Detroit, GO, 5.25%, 11/1/35	A1/AA−	1,481,220
9,320	Detroit Sewer Rev., 5.00%, 7/1/32, Ser. A (AGC)	Aa3/AAA	9,051,304
	Detroit Water Rev. (NPFGC),
30,000	5.00%, 7/1/34, Ser. A	A2/A+	28,193,400
7,555	5.00%, 7/1/34, Ser. B	A3/A	6,980,367
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	A1/A	1,777,800
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23, Ser. A	Ba3/BB−	147,206
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,315,763
575	6.00%, 4/1/22	A2/A	583,286
20,000	Trinity Health Credit, 5.375%, 12/1/30, Ser. C	Aa2/AA	19,862,800

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 9

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Michigan (continued)
$10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	$7,805,900

			81,561,736

	Mississippi–0.8%
	Business Finance Corp. Rev., System Energy Res., Inc. Project,
3,000	5.875%, 4/1/22	Ba1/BBB	2,988,000
1,250	5.90%, 5/1/22	Ba1/BBB	1,244,925

			4,232,925

	Missouri–0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	NR/NR	219,802
500	Manchester, Tax Allocation, Highway141/Manchester Road Project, 6.875%, 11/1/39	NR/NR	492,205

			712,007

	Montana–0.4%
2,200	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31, Ser. A (AMBAC)	Baa1/A−	2,171,818

	Nevada–0.7%
4,000	Clark Cnty., GO, 4.75%, 6/1/30 (AGM)	Aa1/AAA	3,984,360

	New Hampshire–0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	Baa1/BBB+	2,013,560

	New Jersey–4.5%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	Baa3/BBB	801,620
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14	Ba1/NR	302,628
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	Baa3/NR	4,880,475
	Health Care Facs. Financing Auth. Rev.,
1,070	Pascack Valley Hospital Assoc., 6.625%, 7/1/36 (e)	NR/NR	16,044
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB−	1,001,200
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	974,464
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,092,520
22,645	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	14,634,784

			24,703,735

	New Mexico–0.2%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22, Ser. A	Baa3/BB+	1,004,390

	New York–4.3%
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	A1/A	1,741,429
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,073,767

10 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	New York (continued)
$10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)	Aa3/AAA	$11,879,978
	New York City Municipal Water Finance Auth. Water & Sewer Rev. (i),
4,900	5.00%, 6/15/37, Ser. D	Aa2/AAA	5,037,102
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD	Aa3/AA+	4,038,560

			23,770,836

	North Carolina–1.1%
	Eastern Municipal Power Agcy. Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa1/A−	2,042,020
2,000	5.125%, 1/1/26, Ser. D	Baa1/A−	2,030,680
795	5.375%, 1/1/17, Ser. C	Baa1/A−	844,632
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	WR/A	1,336,515

			6,253,847

	Ohio–4.1%
15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power, 4.80%, 1/1/34, Ser. B (FGIC)	Aa3/A	15,615,773
5,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	3,641,450
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA−	2,521,050
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	522,275
500	State Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	531,915

			22,832,463

	Oregon–0.2%
1,000	Medford Hospital Facs. Auth. Rev., 5.00%, 8/15/40, Ser. A (AGM)	NR/AAA	983,060

	Pennsylvania–2.7%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,000	Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	Aa3/A+	1,029,610
1,000	West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	Ba3/BB	766,580
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB−	644,595
670	6.00%, 7/1/35	NR/BBB−	586,779
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	1,031,140
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,096,300
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	101,715

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Pennsylvania (continued)
$6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	$6,200,868
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	511,205
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A2/A−	3,023,670

			14,992,462

	Puerto Rico–0.6%
	Sales Tax Financing Corp. Rev., Ser. A,
2,400	5.00%, 8/1/40 (AGM) (i)	Aa3/AAA	2,416,512
1,000	5.50%, 8/1/42	A2/A+	1,027,410

			3,443,922

	South Carolina–1.1%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A	993,400
5,305	Jobs-Economic Dev. Auth. Rev.,
	Bon Secours Health System, 5.625%, 11/15/30, Ser. B	A3/A−	5,282,242

			6,275,642

	Tennessee–0.5%
1,250	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	NR/NR	1,254,775
	Tennessee Energy Acquisition Corp. Rev., Ser. A,
1,200	5.25%, 9/1/21	Ba3/BB+	1,214,316
365	5.25%, 9/1/22	Ba3/BB+	367,632

			2,836,723

	Texas–10.4%
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD)	Aaa/AAA	6,908,609
1,300	Dallas Civic Center Rev., 5.25%, 8/15/38 (AGC)	Aa3/AAA	1,328,847
10,115	Denton Independent School Dist., GO, 5.00%, 8/15/33 (PSF-GTD) (i)	Aaa/AAA	10,319,424
465	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	469,585
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	A2/A	145,447
8,100	6.25%, 12/15/26, Ser. D	A2/A	8,775,702
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	A3/A+	5,611,100
5,500	5.50%, 12/15/38	A3/A+	5,652,460
	North Texas Tollway Auth. Rev.,
10,800	5.625%, 1/1/33, Ser. A	A2/A−	11,220,768
700	5.75%, 1/1/33, Ser. F	A3/BBB+	722,855
2,000	6.25%, 1/1/39, Ser. A	A2/A−	2,166,180
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Caa3/CCC	1,063,560

12 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Texas (continued)
$3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA−	$3,231,270

			57,615,807

	Virginia–0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,054,120
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	NR/NR	589,180

			1,643,300

	Washington–7.8%
6,375	Chelan Cnty. Public Utility Dist. No. 1 Rev., Chelan Hyrdo Systems, 5.125%, 7/1/33, Ser. C (AMBAC)	Aa2/AA	6,471,964
1,000	Health Care Facs. Auth. Rev., Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,108,980
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (AGM) (i)	Aa3/AAA	15,165,300
20,005	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	Baa3/BBB	20,522,729

			43,268,973

	Wisconsin–2.3%
	Health & Educational Facs. Auth. Rev.,
1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	A3/NR	986,600
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,076,510
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA−	10,889,000

			12,952,110

	Total Municipal Bonds & Notes (cost–$534,867,231)		540,167,427

VARIABLE RATE NOTES (a)(c)(g)–1.6%
	California–0.3%
1,675	Los Angeles Community College Dist., GO, 11.43%, 8/1/33, Ser. 3096 (f)	NR/AA	1,742,117

	Texas–1.3%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 7.814%, 2/1/17, Ser. 3480	NR/AA+	7,088,055

	Total Variable Rate Notes (cost–$8,139,427)		8,830,172

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

SHORT-TERM INVESTMENTS (h)–1.0%
Corporate Notes–1.0%
	Financial Services–1.0%
$700	International Lease Finance Corp., 0.472%, 5/24/10, FRN	B1/BB+	$700,022
5,000	SLM Corp., 0.409%, 7/26/10, FRN	Ba1/BBB−	4,932,295

	Total Corporate Notes (cost–$5,540,878)		5,632,317

	Total Investments (cost–$548,547,536)–100.0%		$554,629,916

14 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

CALIFORNIA MUNICIPAL BONDS & NOTES–94.0%
	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev.,
	Odd Fellows Home of California, Ser. A (CA Mtg. Ins.),
$3,200	5.20%, 11/15/22	NR/A−	$3,225,408
11,725	5.35%, 11/15/32	NR/A−	11,633,193
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)	Baa1/A	861,960
1,150	Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)	Baa1/A	967,449
2,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	2,199,580
550	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA−	557,865
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	NR/BBB	1,360,721
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,486,326
	Educational Facs. Auth. Rev.,
9,800	Claremont McKenna College, 5.00%, 1/1/39 (i)	Aa2/NR	10,114,286
3,300	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC-NPFGC)	Aa3/A	3,277,329
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A (i)	Aa1/AA+	10,421,000
1,695	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	Aa3/AAA	1,763,715
	Golden State Tobacco Securitization Corp. Rev.,
11,000	5.00%, 6/1/45 (AMBAC-TCRS)	Baa2/A−	9,479,470
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	Baa2/A−	3,394,960
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. D (j)	A1/AA−	229,555
	Health Facs. Financing Auth. Rev., Adventist Health System, Ser. A,
500	5.00%, 3/1/33	NR/A	464,680
4,000	5.75%, 9/1/39	NR/A	4,049,000
	Catholic Healthcare West, Ser. A,
1,935	6.00%, 7/1/34	A2/A	2,039,548
4,000	6.00%, 7/1/39	A2/A	4,253,080
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	532,200
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)	Baa1/A+	5,403,300
	Paradise VY Estates, (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A−	1,983,320
1,550	5.25%, 1/1/26	NR/A−	1,492,046
1,300	Scripps Health, 5.00%, 11/15/36, Ser. A	A1/AA−	1,262,274
	Infrastructure & Economic Dev. Bank Rev., Kaiser Hospital Assistance,
3,000	5.50%, 8/1/31, Ser. B	WR/A	3,015,990
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,115,360
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (NPFGC)	Baa1/A	16,322
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	539,715

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 15

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$5,600	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	A2/A	$5,384,624
5,000	Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A	Aa3/AA−	5,372,600
	Los Angeles Department of Water & Power Rev. (i),
6,000	4.75%, 7/1/30, Ser. A-2 (AGM)	Aa3/AAA	6,102,480
10,000	5.00%, 7/1/39, Ser. A	Aa3/AA−	10,284,400
	Los Angeles Unified School Dist., GO,
9,580	4.75%, 1/1/28, Ser. A (NPFGC)	Aa3/AA−	9,466,190
10,000	5.00%, 1/1/34, Ser. I (i)	Aa3/AA−	10,117,300
550	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	554,004
1,000	Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36	A2/NR	1,059,940
5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (i)	Aa2/AAA	5,190,150
5,280	Modesto Irrigation Dist., Capital Improvement Projects, CP, 5.00%, 7/1/33, Ser. A (NPFGC)	A1/A+	5,103,542
3,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AAA	3,009,930
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	213,464
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC)	A1/AA−	4,802,550
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)	A1/A+	5,113,750
	Orange Cnty. Water Dist. Rev., CP, Ser. B (NPFGC),
4,560	5.00%, 8/15/34	Aa2/AAA	4,624,387
965	5.00%, 8/15/34	WR/AAA	1,072,250
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (NPFGC)	Baa1/A	1,807,060
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA−	1,231,000
1,950	Poway Unified School Dist., Special Tax, 5.125%, 9/1/28	NR/BBB	1,777,523
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	WR/A+	4,767,700
500	Rocklin Unified School Dist. Community Facs. Dist., Special Tax, 5.00%, 9/1/29 (NPFGC)	Baa1/A	452,870
3,250	Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC)	A1/A+	3,249,805
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. A (AGM)	Aa3/AAA	6,315,938
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (AGM)	Aa2/AAA	12,508,492
2,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	A2/A+	2,088,180
2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	2,264,416
1,500	San Diego State Univ. Foundation Rev., 5.00%, 3/1/27, Ser. A (NPFGC)	Baa1/A	1,494,840
2,000	San Jose, Libraries & Parks Project, GO, 5.125%, 9/1/31	Aa1/AAA	2,027,580
13,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)	A3/A	11,474,364
500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	522,400
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A2/A	1,298,628

16 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$4,425	South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A	NR/BBB+	$3,958,472
7,300	State, GO, 6.00%, 4/1/38	Baa1/A−	7,693,543
4,095	State Department Veteran Affairs Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aa2/AA−	4,105,278
	State Public Works Board Rev.,
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	A1/BBB+	2,061,540
2,600	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	2,628,678
	Statewide Communities Dev. Auth. Rev.,
500	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB−	490,755
	Catholic Healthcare West,
1,200	5.50%, 7/1/31, Ser. D	A2/A	1,217,040
1,200	5.50%, 7/1/31, Ser. E	A2/A	1,217,040
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	1,005,760
7,300	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A−	6,798,344
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	WR/AA−	15,189,000
	Methodist Hospital Project, (FHA),
2,000	6.625%, 8/1/29	Aa2/AA	2,269,900
7,200	6.75%, 2/1/38	Aa2/AA	8,123,112
3,100	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	A1/AA−	3,181,437
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/A+	10,034,300
3,505	The Internext Group, CP, 5.375%, 4/1/30	NR/BBB	3,209,949
	Tobacco Securitization Agcy. Rev., Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	6,960,087
7,000	6.00%, 6/1/42	Baa3/NR	5,673,500
2,000	Tobacco Securitization Agcy. Rev., Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,648,440
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	3,519,050
2,950	Torrance Rev., Torrance Memorial Medical Center, 5.50%, 6/1/31, Ser. A	A1/A+	2,972,951
1,000	West Basin Municipal Water Dist., CP, 5.00%, 8/1/30, Ser. A (NPFGC)	Aa3/AA−	1,017,350
2,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	NR/AA+	2,037,820
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	1,015,810
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33, Ser. 2002-1	NR/NR	2,319,450
2,750	Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XLCA)	A3/NR	2,778,435

	Total California Municipal Bonds & Notes (cost–$322,669,909)		330,019,050

OTHER MUNICIPAL BONDS & NOTES–5.5%
	Indiana–1.2%
5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(c)	NR/NR	4,230,650

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 17

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	New York–1.0%
$3,300	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (i)	Aa2/AAA	$3,392,334

	Puerto Rico–2.9%
1,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX (d)	A3/BBB+	987,960
4,420	Public Buildings Auth. Gov’t Facs. Rev., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB−	4,012,211
	Sales Tax Financing Corp. Rev., Ser. A,
23,200	zero coupon, 8/1/47, (AMBAC)	Aa3/AA−	2,210,264
29,200	zero coupon, 8/1/54, (AMBAC)	Aa3/AA−	1,692,724
26,300	zero coupon, 8/1/56	Aa3/AA−	1,340,774

			10,243,933

	South Dakota–0.4%
2,000	Minnehaha Cnty. Rev., Bethany Lutheran, 5.50%, 12/1/35	NR/NR	1,588,880

	Total Other Municipal Bonds & Notes (cost–$21,684,008)		19,455,797

CALIFORNIA VARIABLE RATE NOTES (a)(c)(f)(g)–0.3%
1,000	Los Angeles Community College Dist., GO, 11.43%, 8/1/33, Ser. 3096 (cost–$996,612)	NR/AA	1,040,070

SHORT-TERM INVESTMENTS (h)–0.2%
Corporate Notes–0.2%
	Financial Services–0.2%
500	International Lease Finance Corp., 0.472%, 5/24/10, FRN (cost–$487,354)	B1/BB+	500,016

	Total Investments (cost–$345,837,883)–100.0%		$351,014,933

18 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO New York Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

NEW YORK MUNICIPAL BONDS & NOTES–84.6%
$1,000	Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.375%, 7/15/43	Baa3/BBB−	$1,034,170
1,500	Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42	Baa3/BB+	1,516,020
755	Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A	NR/NR	488,976
800	East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22, Ser. A (GNMA)	NR/AAA	852,664
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,810	5.25%, 10/1/35	A1/A	1,830,362
2,400	5.50%, 10/1/37	A1/A	2,458,488
	Long Island Power Auth. Rev.,
1,000	5.00%, 9/1/27, Ser. C	A3/A−	1,015,890
1,500	5.75%, 4/1/39, Ser. A	A3/A−	1,624,635
	Metropolitan Transportation Auth. Rev.,
6,220	5.00%, 11/15/32, Ser. A (FGIC-NPFGC)	A3/A	6,276,851
500	5.00%, 11/15/34, Ser. B	NR/AA	519,305
200	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	200,854
	New York City Industrial Dev. Agcy. Rev.,
600	Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	Aa3/AAA	660,342
	Yankee Stadium,
200	5.00%, 3/1/36 (NPFGC)	Baa1/A	189,434
2,200	7.00%, 3/1/49 (AGC)	Aa3/AAA	2,501,048
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	Second Generation Resolutions,
5,000	4.75%, 6/15/35, Ser. DD (i)	Aa3/AA+	5,048,200
1,500	5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	1,560,435
4,000	New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA−	4,090,360
2,695	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	2,734,832
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/A	1,014,390
	State Dormitory Auth. Rev.,
1,000	5.00%, 3/15/38, Ser. A	NR/AAA	1,040,180
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	WR/BBB	2,019,015
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/NR	2,032,780
	Long Island Univ., Ser. A (Radian),
1,040	5.00%, 9/1/23	Baa3/NR	1,043,453
2,000	5.00%, 9/1/32	Baa3/NR	1,965,520
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)	Baa1/A	3,007,590
3,085	New York Univ., 5.25%, 7/1/48, Ser. A	Aa3/AA−	3,216,668
2,750	North General Hospital, 5.00%, 2/15/25	NR/AA−	2,790,755
700	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	Baa1/A−	712,621
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (NPFGC)	A2/A+	1,027,250
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC-NPFGC)	A1/NR	1,291,787

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 19

PIMCO New York Municipal Income Fund III Schedule of Investments
March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	WR/NR	$3,747,854
1,200	Teachers College, 5.50%, 3/1/39	A1/NR	1,250,508
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	608,251
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,517,325
2,000	State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B	Aa1/AA+	2,071,320
	State Urban Dev. Corp. Rev.,
2,200	5.00%, 3/1/28, Ser. B-1 (i)	NR/AAA	2,301,618
3,350	5.00%, 3/15/35, Ser. B	NR/AAA	3,432,343
2,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (i)	Aa2/AA−	2,142,840
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	Aa3/AAA	2,011,140

	Total New York Municipal Bonds & Notes (cost–$72,323,955)		75,848,074

OTHER MUNICIPAL BONDS & NOTES–9.6%
	District of Columbia–0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	170,300

	Puerto Rico–8.2%
580	Children’s Trust Fund Rev., 5.625%, 5/15/43	Baa3/BBB	502,181
2,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX (d)	A3/BBB+	1,975,920
	Sales Tax Financing Corp. Rev., Ser. A,
5,000	zero coupon, 8/1/54 (AMBAC)	Aa3/AA−	289,850
4,000	5.00%, 8/1/40 (AGM) (i)	Aa3/AAA	4,027,520
500	5.75%, 8/1/37	A2/A+	531,455

			7,326,926

	South Carolina–0.5%
370	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	462,940

	U.S. Virgin Islands–0.6%
500	Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A	Baa3/NR	514,930

	Washington–0.1%
135	Tobacco Settlement Auth. Rev., 6.625%, 6/1/32	Baa3/BBB	135,878

	Total Other Municipal Bonds & Notes (cost–$8,434,557)		8,610,974

NEW YORK VARIABLE RATE NOTES (g)–5.7%
5,000	State Dormitory Auth. Rev., Rockefeller Univ., 5.00%, 7/1/32, Ser. A-1 (cost–$4,314,983)	Aa1/AAA	5,103,500

SHORT-TERM INVESTMENTS (h)–0.1%
Corporate Notes–0.1%
	Financial Services–0.1%
100	International Lease Finance Corp., 0.472%, 5/24/10, FRN (cost–$97,471)	B1/BB+	100,003

	Total Investments (cost–$85,170,966)–100.0%		$89,662,551

20 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Funds III Notes to Schedules of Investments
March 31, 2010 (unaudited)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,225,412, representing 2.2% of total investments in Municipal III and $5,270,720, representing 1.5% of total investments in California Municipal III.
(b)	Illiquid.

(c)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued. To be settled after March 31, 2010.
(e)	In default.

(f)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on March 31, 2010.

(g)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2010.
(h)	All or partial amount segregated as collateral for reverse repurchase agreements.

(i)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Step Bond – Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:
AGC – insured by Assured Guaranty Corp.
AGM – insured by Assured Guaranty Municipal Corp.
AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2010.
GNMA – insured by Government National Mortgage Association
GO – General Obligation Bond
GTD – Guaranteed
NPFGC – insured by National Public Finance Guarantee Corp.
NR – Not Rated
PSF – Public School Fund
Radian – insured by Radian Guaranty, Inc.
TCRS – Temporary Custodian Receipts
WR – Withdrawn Rating
XLCA – insured by XL Capital Assurance

See accompanying Notes to Financial Statements   3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO Municipal Income Funds III Statements of Assets and Liabilities
March 31, 2010 (unaudited)

		California	New York
	Municipal III	Municipal III	Municipal III
Assets:
Investments, at value (cost–$548,547,536, $345,837,883 and $85,170,966, respectively)	$554,629,916	$351,014,933	$89,662,551

Interest receivable	8,829,334	5,363,326	1,047,256

Receivable for investments sold	1,820,851	—	—

Prepaid expenses and other assets	73,752	43,749	32,101

Total Assets	565,353,853	356,422,008	90,741,908

Liabilities:
Payable for floating rate notes issued	56,536,724	33,623,688	6,933,000

Payable for reverse repurchase agreements	5,310,000	445,000	89,000

Payable for investments purchased	2,000,000	977,680	1,955,360

Payable to custodian for cash overdraft	1,952,434	958,222	8,161

Investment management fees payable	276,262	176,866	45,056

Interest payable	107,326	68,448	14,353

Dividends payable to preferred shareholders	8,947	5,461	783

Interest payable for reverse repurchase agreements	1,978	185	44

Accrued expenses and other liabilities	214,005	201,063	75,041

Total Liabilities	66,407,676	36,456,613	9,120,798

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 7,560, 5,000 and 1,280 shares issued and outstanding, respectively)	189,000,000	125,000,000	32,000,000

Net Assets Applicable to Common Shareholders	$309,946,177	$194,965,395	$49,621,110

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$321	$217	$56

Paid-in-capital in excess of par	453,928,832	307,452,764	78,625,376

Undistributed net investment income	4,259,309	3,176,133	951,899

Accumulated net realized loss	(154,328,640)	(120,830,134)	(34,447,227)

Net unrealized appreciation of investments	6,086,355	5,166,415	4,491,006

Net Assets Applicable to Common Shareholders	$309,946,177	$194,965,395	$49,621,110

Common Shares Issued and Outstanding	32,074,841	21,740,409	5,569,346

Net Asset Value Per Common Share	$9.66	$8.97	$8.91

22 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Operations
Six Months ended March 31, 2010 (unaudited)

		California	New York
	Municipal III	Municipal III	Municipal III
Investment Income:
Interest	$15,876,624	$9,753,143	$2,231,756

Expenses:
Investment management fees	1,617,578	1,036,500	263,204

Interest expense	174,798	121,090	18,684

Auction agent fees and commissions	152,362	98,363	26,550

Custodian and accounting agent fees	53,850	48,261	25,144

Audit and tax services	37,492	30,576	21,112

Shareholder communications	35,920	25,948	14,954

Legal fees	30,030	22,932	5,460

Trustees’ fees and expenses	27,690	18,050	4,860

Transfer agent fees	17,406	16,878	16,890

New York Stock Exchange listing fees	10,361	8,623	8,535

Insurance expense	8,893	5,860	1,771

Miscellaneous	4,994	4,448	3,902

Total expenses	2,171,374	1,437,529	411,066

Less: investment management fees waived	(21,511)	(13,861)	(3,465)

custody credits earned on cash balances	(160)	(57)	(54)

Net expenses	2,149,703	1,423,611	407,547

Net Investment Income	13,726,921	8,329,532	1,824,209

Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on investments	709,214	(72,303)	29,814

Net change in unrealized appreciation/depreciation of investments	(16,540,741)	(12,890,282)	(1,100,487)

Net realized and change in unrealized loss on investments	(15,831,527)	(12,962,585)	(1,070,673)

Net Increase (Decrease) in Net Assets Resulting from Investment Operations	(2,104,606)	(4,633,053)	753,536

Dividends on Preferred Shares from Net Investment Income	(390,848)	(255,306)	(67,924)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(2,495,454)	$(4,888,359)	$685,612

See accompanying Notes to Financial Statements   3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO Municipal Income Funds III Statements of Changes in Net Assets
                                 Applicable to Common Shareholders

	Municipal III
	Six Months
	ended
	March 31, 2010	Year ended
	(unaudited)	September 30, 2009
Investment Operations:
Net investment income	$13,726,921	$30,476,003

Net realized gain (loss) on investments, futures contracts and swaps	709,214	(119,164,941)

Net change in unrealized appreciation/depreciation of investments, futures contracts and swaps	(16,540,741)	98,353,898

Net increase (decrease) in net assets resulting from investment operations	(2,104,606)	9,664,960

Dividends on Preferred Shares from Net Investment Income	(390,848)	(3,168,279)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(2,495,454)	6,496,681

Dividends to Common Shareholders from Net Investment Income	(13,448,833)	(26,754,995)

Capital Share Transactions:
Reinvestment of dividends	969,139	2,254,067

Total decrease in net assets applicable to common shareholders	(14,975,148)	(18,004,247)

Net Assets Applicable to Common Shareholders:
Beginning of period	324,921,325	342,925,572

End of period (including undistributed net investment income of $4,259,309 and $4,372,069; $3,176,133 and $2,916,964; $951,899 and $946,705; respectively)	$309,946,177	$324,921,325

Common Shares Issued in Reinvestment of Dividends	95,724	250,003

24 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Changes in Net Assets
                                 Applicable to Common Shareholders (continued)

California Municipal III		New York Municipal III
Six Months		Six Months
ended		ended
March 31, 2010	Year ended	March 31, 2010	Year ended
(unaudited)	September 30, 2009	(unaudited)	September 30, 2009
$8,329,532	$18,933,752	$1,824,209	$4,316,704

(72,303)	(89,968,659)	29,814	(27,031,363)

(12,890,282)	54,718,046	(1,100,487)	13,850,740

(4,633,053)	(16,316,861)	753,536	(8,863,919)

(255,306)	(2,138,774)	(67,924)	(552,741)

(4,888,359)	(18,455,635)	685,612	(9,416,660)

(7,815,057)	(15,572,754)	(1,751,091)	(3,483,636)

496,185	765,116	159,016	276,538

(12,207,231)	(33,263,273)	(906,463)	(12,623,758)

207,172,626	240,435,899	50,527,573	63,151,331

$194,965,395	$207,172,626	$49,621,110	$50,527,573

55,521	89,708	17,957	33,756

See accompanying Notes to Financial Statements   3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO Municipal Income Funds III Statements of Cash Flows
Six Months ended March 31, 2010 (unaudited)

Municipal III
Increase in Cash from:
Cash Flows provided by Operating Activities:
Net decrease in net assets resulting from investment operations	$(2,104,606)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:
Purchases of long-term investments	(25,965,461)

Proceeds from sales of long-term investments	17,588,207

Sales of short-term portfolio investments, net	2,500,000

Net change in unrealized appreciation/depreciation of investments	15,801,072

Net realized loss on investments	25,197

Net amortization on investments	(449,546)

Increase in receivable for investments sold	(1,820,851)

Increase in interest receivable	(90,777)

Increase in prepaid expenses and other assets	(33,326)

Increase in payable for investments purchased	2,000,000

Increase in investment management fees payable	30,039

Decrease in interest payable for reverse repurchase agreements	(1,577)

Decrease in accrued expenses and other liabilities	(917)

Net cash provided by operating activities*	7,477,454

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements	(1,243,000)

Cash dividends paid (excluding reinvestment of dividends of $969,139)	(12,872,520)

Cash receipts on issuance of floating rate notes	7,700,000

Decrease in payable to custodian for cash overdraft	(1,061,934)

Net cash used for financing activities	(7,477,454)

Net increase in cash	—

Cash at beginning of year	—

Cash at end of period	$—

*	Included in operating expenses is cash paid by Municipal III for interest on reverse repurchase agreements of $19,474.

26 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Cash Flows
Six Months ended March 31, 2010 (unaudited) (continued)

	California	New York
	Municipal III	Municipal III
Increase in Cash from:
Cash Flows provided by Operating Activities:
Net increase (decrease) in net assets resulting from investment operations	$(4,633,053)	$753,536

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:
Purchases of long-term investments	(5,722,020)	(9,620,794)

Proceeds from sales of long-term investments	7,330,737	6,274,432

Sales of short-term portfolio investment, net	—	500,160

Net change in unrealized appreciation/depreciation of investments	12,888,787	1,100,487

Net realized (gain) loss on investments	72,303	(29,814)

Net amortization on investments	(357,659)	(53,085)

Increase in interest receivable	(62,115)	(54,271)

Increase in prepaid expenses and other assets	(21,779)	(21,857)

Increase in payable for investments purchased	977,680	1,955,360

Increase in investment management fees payable	18,055	5,083

Decrease in interest payable for reverse repurchase agreements	(749)	(208)

Increase (decrease) in accrued expenses and other liabilities	8,475	(807)

Net cash provided by operating activities*	10,498,662	808,222

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements	(1,377,000)	(775,000)

Cash dividends paid (excluding reinvestment of dividends of $496,185 and $159,016, respectively)	(7,575,371)	(1,660,128)

Cash receipts on issuance of floating rate notes	—	2,000,000

Decrease in payable to custodian for cash overdraft	(1,546,291)	(373,094)

Net cash used for financing activities	(10,498,662)	(808,222)

Net increase in cash	—	—

Cash at beginning of year	—	—

Cash at end of period	$—	$—

*	Included in operating expenses is cash paid by California Municipal III and New York Municipal III for interest on reverse repurchase agreements of $2,559 and $768, respectively.

See accompanying Notes to Financial Statements   3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 27

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund III (“Municipal III”), PIMCO California Municipal Income Fund III (“California Municipal III”) and PIMCO New York Municipal Income Fund III (“New York Municipal III”), collectively referred to as the “Funds” or “PIMCO Municipal Income Funds III”, were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

Under normal market conditions, Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimated.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

28 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at March 31, 2010 in valuing each Fund’s assets and liabilities is listed below:

Municipal III:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/10

Investments in Securities – Assets
Municipal Bonds & Notes	—	$540,167,427	—	$540,167,427
Variable Rate Notes	—	8,830,172	—	8,830,172
Short-Term Investments	—	5,632,317	—	5,632,317

Total Investments in Securities	—	$554,629,916	—	$554,629,916

California Municipal III:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/10

Investments in Securities – Assets
California Municipal Bonds & Notes	—	$330,019,050	—	$330,019,050
Other Municipal Bonds & Notes	—	19,455,797	—	19,455,797
California Variable Rate Notes	—	1,040,070	—	1,040,070
Short-Term Investments	—	500,016	—	500,016

Total Investments in Securities	—	$351,014,933	—	$351,014,933

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 29

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

New York Municipal III:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/10

Investments in Securities – Assets
New York Municipal Bonds & Notes	—	$75,848,074	—	$75,848,074
Other Municipal Bonds & Notes	—	8,610,974	—	8,610,974
New York Variable Rate Notes	—	5,103,500	—	5,103,500
Short-Term Investments	—	100,003	—	100,003

Total Investments in Securities	—	$89,662,551	—	$89,662,551

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Funds’ management is in the process of reviewing ASU 2010-06 to determine future applicability.

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discounts and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities.

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. The Funds may become subject to excise tax to the extent of distributions to shareholders.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at March 31, 2010. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions – Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(f) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns they obtain on investments purchased with the cash. To the extent a Fund does not cover its positions in reverse repurchase

30 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Fund’s uncovered obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under an agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)
The Funds invest in interest rates of RIBs and RITEs, (“Inverse Floaters”) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption ”Payable for floating rate notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than investments in Fixed Rate Bonds. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(h) When-Issued/Delayed-Delivery Transactions
When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 31

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Custody Credits on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds.

(j) Interest Expense
Interest expense relates primarily to the Funds’ liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions and reverse repurchase agreements. Interest expense on reverse repurchase agreements is recorded as it is incurred.

2. Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform counterparty risk. The Funds are exposed to various risks such as, but not limited to, interest rate and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

3. Investment Manager/Sub-Adviser
Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable on a monthly basis, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager had contractually agreed to waive a portion of its investment management fees for each Fund at the annual rate of 0.05% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding, through October 31, 2009. For the six months ended March 31, 2010, each Fund paid investment management fees at an annualized effective rate of 0.64% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding.

The Investment Manager has retained the Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

32 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2010 (unaudited)

4. Investments in Securities
Purchases and sales of investments, other than short-term securities and U.S. Government obligations for the six months ended March 31, 2010, were:

		California	New York
	Municipal III	Municipal III	Municipal III

Purchases	$25,965,461	$5,722,020	$9,620,794
Sales	17,582,415	7,330,737	6,274,432

(a)	Open reverse repurchase agreements at March 31, 2010 were:

Municipal III:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Capital	0.55%	3/5/10	4/7/10	$4,689,719	$4,688,000

	0.75%	3/11/10	4/12/10	622,259	622,000

					$5,310,000

California Municipal III:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Capital	0.75%	3/11/10	4/12/10	$445,185	$445,000

New York Municipal III:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Capital	0.75%	3/5/10	4/7/10	$89,044	$89,000

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended March 31, 2010 for Municipal III, California Municipal III and New York Municipal III was $5,350,808, $571,571 and $161,346 at a weighted average interest rate of 0.66%, 0.63% and 0.69%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at March 31, 2010 was $5,632,317, $500,016 and $100,003 for Municipal III, California Municipal III and New York Municipal III, respectively.

5. Income Tax Information
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010 were:

		Gross	Gross
	Cost of	Unrealized	Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Appreciation

Municipal III	$491,467,149	$29,643,398	$23,071,221	$6,572,177
California Municipal III	312,188,461	17,361,276	12,233,301	5,127,975
New York Municipal III	78,236,174	5,337,806	857,314	4,480,492

The difference between book and tax appreciation is attributable to inverse floater transactions.

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 33

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2010 (unaudited)

6. Auction-Rate Preferred Shares
Municipal III has outstanding 1,512 shares of Preferred Shares Series A, 1,512 shares of Preferred Shares Series B, 1,512 shares of Preferred Shares Series C, 1,512 shares of Preferred Shares Series D and 1,512 shares of Preferred Shares Series E, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal III has issued 2,500 shares of Preferred Shares Series A and 2,500 shares of Preferred Shares Series B, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal III has issued 1,280 shares of Preferred Shares Series A with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended March 31, 2010, the annualized dividend rates for each Fund ranged from:

	High	Low	At March 31, 2010

Municipal III:
Series A	0.64%	0.27%	0.44%
Series B	0.67%	0.27%	0.44%
Series C	0.69%	0.26%	0.46%
Series D	0.69%	0.26%	0.46%
Series E	0.69%	0.27%	0.46%
California Municipal III:
Series A	0.67%	0.27%	0.44%
Series B	0.69%	0.26%	0.46%
New York Municipal III:
Series A	0.64%	0.27%	0.44%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference.

Preferred shareholders, who are entitled to one vote per share, generally vote with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shareholders.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity holders have continued to receive dividends at the defined “maximum rate” the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

34 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2010 (unaudited)

7. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

In addition, the Sub-Adviser is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Adviser currently believes that the complaint is without merit and the Sub-Adviser intends to vigorously defend against this action.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8. Subsequent Events
On April 1, 2010, the following dividends were declared to common shareholders payable May 3, 2010 to shareholders of record on April 12, 2010:

Municipal III	$0.07 per common share
California Municipal III	$0.06 per common share
New York Municipal III	$0.0525 per common share

On May 3, 2010, the following dividends were declared to common shareholders payable June 1, 2010 to shareholders of record on May 13, 2010:

Municipal III	$0.07 per common share
California Municipal III	$0.06 per common share
New York Municipal III	$0.0525 per common share

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 35

PIMCO Municipal Income Fund III Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months
	ended
	March 31,
	2010	Year ended September 30,
	(unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.16	$10.81	$14.53	$14.90	$14.68	$14.36

Investment Operations:
Net investment income	0.43	0.96	1.29	1.17	1.12	1.14

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(0.50)	(0.67)	(3.87)	(0.40)	0.26	0.36

Total from investment operations	(0.07)	0.29	(2.58)	0.77	1.38	1.50

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.10)	(0.30)	(0.30)	(0.27)	(0.18)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.08)	0.19	(2.88)	0.47	1.11	1.32

Dividends to Common Shareholders from Net Investment Income	(0.42)	(0.84)	(0.84)	(0.84)	(0.89)	(1.00)

Net asset value, end of period	$9.66	$10.16	$10.81	$14.53	$14.90	$14.68

Market price, end of period	$10.90	$11.29	$11.17	$15.05	$15.70	$15.49

Total Investment Return (1)	0.62%	11.02%	(21.07)%	1.38%	7.69%	15.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$309,946	$324,921	$342,926	$457,914	$466,511	$457,487

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	1.40%*	1.92%	2.48%	2.73%	2.71%	1.97%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.28%*	1.44%	1.23%	1.10%	1.06%	1.03%

Ratio of net investment income to average net assets (2)(5)	8.87%*	11.23%	9.39%	7.90%	7.71%	7.74%

Preferred shares asset coverage per share	$65,996	$67,977	$56,709	$67,378	$68,179	$67,352

Portfolio turnover	3%	58%	17%	10%	15%	3%

*	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under Municipal III’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 3 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.01%, 0.10%, 0.17%, 0.24%, 0.24% and 0.24%, for the six months ended March 31, 2010 and the years ended September 30, 2009, September 30, 2008, September 30, 2007, September 30, 2006 and September 30, 2005, respectively.

36 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10   See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months
	ended
	March 31,
	2010	Year ended September 30,
	(unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.55	$11.13	$14.48	$14.83	$14.80	$14.12

Investment Operations:
Net investment income	0.38	0.88	1.15	1.07	1.11	1.14

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(0.59)	(1.64)	(3.49)	(0.26)	0.13	0.65

Total from investment operations	(0.21)	(0.76)	(2.34)	0.81	1.24	1.79

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.10)	(0.29)	(0.29)	(0.25)	(0.15)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.22)	(0.86)	(2.63)	0.52	0.99	1.64

Dividends to Common Shareholders from Net Investment Income	(0.36)	(0.72)	(0.72)	(0.87)	(0.96)	(0.96)

Net asset value, end of period	$8.97	$9.55	$11.13	$14.48	$14.83	$14.80

Market price, end of period	$9.20	$10.03	$10.54	$14.20	$16.94	$15.11

Total Investment Return (1)	(4.52)%	3.95%	(21.60)%	(11.38)%	19.43%	17.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$194,965	$207,173	$240,436	$311,958	$318,236	$315,963

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	1.47%*	1.77%	2.75%	2.94%	2.69%	1.94%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.35%*	1.48%	1.21%	1.16%	1.06%	1.05%

Ratio of net investment income to average net assets (2)(5)	8.57%*	10.82%	8.53%	7.26%	7.56%	7.82%

Preferred shares asset coverage per share	$63,991	$66,432	$57,426	$67,140	$67,993	$67,692

Portfolio turnover	2%	48%	8%	7%	7%	5%

*	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under California Municipal III’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 3 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.01%, 0.10%, 0.17%, 0.24%, 0.24% and 0.24%, for the six months ended March 31, 2010 and the years ended September 30, 2009, September 30, 2008, September 30, 2007, September 30, 2006 and September 30, 2005, respectively.

See accompanying Notes to Financial Statements   3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 37

PIMCO New York Municipal Income Fund III Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months
	ended
	March 31,
	2010	Year ended September 30,
	(unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.10	$11.45	$14.57	$15.09	$15.03	$14.41

Investment Operations:
Net investment income	0.33	0.78	1.11	1.03	1.07	1.13

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(0.19)	(2.40)	(3.30)	(0.48)	0.13	0.61

Total from investment operations	0.14	(1.62)	(2.19)	0.55	1.20	1.74

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.10)	(0.30)	(0.29)	(0.26)	(0.16)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.13	(1.72)	(2.49)	0.26	0.94	1.58

Dividends to Common Shareholders from Net Investment Income	(0.32)	(0.63)	(0.63)	(0.78)	(0.88)	(0.96)

Net asset value, end of period	$8.91	$9.10	$11.45	$14.57	$15.09	$15.03

Market price, end of period	$9.30	$9.65	$10.00	$13.57	$16.45	$16.04

Total Investment Return (1)	(0.15)%	4.19%	(22.55)%	(13.12)%	8.73%	19.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$49,621	$50,528	$63,151	$80,417	$82,836	$82,043

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	1.68%*	2.30%	3.02%	3.18%	2.89%	2.36%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.59%*	1.74%	1.34%	1.31%	1.16%	1.24%

Ratio of net investment income to average net assets (2)(5)	7.43%*	9.42%	8.04%	6.89%	7.23%	7.54%

Preferred shares asset coverage per share	$63,766	$64,474	$58,583	$67,749	$69,042	$68,627

Portfolio turnover	7%	33%	7%	12%	8%	4%

*	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under New York Municipal III’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 3 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.01%, 0.10%, 0.17%, 0.24%, 0.24% and 0.24%, for the six months ended March 31, 2010 and the years ended September 30, 2009, September 30, 2008, September 30, 2007, September 30, 2006 and September 30, 2005, respectively.

38 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.10   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures
(unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on December 18, 2009. Common/Preferred shareholders voted as indicated below:

		Withheld
	Affirmative	Authority

Municipal III:
Re-election of Robert E. Connor*-Class I to serve until 2012	6,024	—
Re-election of William B. Ogden, IV – Class I to serve until 2012	27,871,398	1,079,062
Re-election of Hans W. Kertess – Class I to serve until 2012	27,860,507	1,089,953

California Municipal III:
Re-election of Robert E. Connor*-Class I to serve until 2012	3,668	5
Re-election of William B. Ogden, IV – Class I to serve until 2012	19,784,081	336,637
Re-election of Hans W. Kertess – Class I to serve until 2012	19,779,369	341,349

New York Municipal III:
Re-election of Robert E. Connor*-Class I to serve until 2012	1,152	—
Re-election of William B. Ogden, IV – Class I to serve until 2012	4,934,693	313,103
Re-election of Hans W. Kertess – Class I to serve until 2012	4,903,884	343,912

Messrs. Paul Belica, James A. Jacobson*††, John C. Maney† and R. Peter Sullivan, III continue to serve as Trustees of the Funds.

Mr. Robert E. Connor served as a Trustee of the Funds until his death on April 8, 2010.

*	Preferred Shares Trustee

††	Mr. Jacobson joined the Board of Trustees on December 14, 2009.

†	Interested Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov

3.31.10   PIMCO Municipal Income Funds III Semi-Annual Report 39

(This page intentionally left blank)

Trustees                                  Fund Officers

Hans W. Kertess Chairman of the Board of Trustees Paul Belica Robert E. Connor James A. Jacobson John C. Maney William B. Ogden, IV R. Peter Sullivan, III	Brian S. Shlissel
  President & Chief Executive Officer
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Vice President, Secretary & Chief Legal Officer
Scott Whisten
  Assistant Treasurer
Richard J. Cochran
  Assistant Treasurer
Youse E. Guia
  Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.
To enroll, go to www.allianzinvestors.com/edelivery.

ITEM 2. CODE OF ETHICS
Not required in this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT
Not required in this filing
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not required in this filing
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not required in this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES: NONE

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.
ITEM 12. EXHIBITS
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO California Municipal Income Fund III

By	/s/ Brian S. Shlissel President & Chief Executive Officer
Date June 3, 2010

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date June 3, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel President & Chief Executive Officer
Date June 3, 2010

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date June 3, 2010